Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of Comprehensive Income [Abstract]
Revenue	$ 32,614,513	$ 30,117,880
Cost of sales	19,009,393	17,558,940
Gross profit	13,605,120	12,558,940
Selling, general and administrative expenses	11,326,833	11,277,284
Income from operations	2,278,287	1,281,656
Accretion expense	(372,018)	(509,871)
Gain on change in fair value of derivative liabilities	29,160	52,257
Interest expense	(187,241)	(293,675)
Loss on settlement of legal proceedings	(442,543)	0
Gain (loss) on disposal of assets	7,446	(155,692)
Other income	65,699	20,246
Net income from continuing operations before income tax expense	1,378,790	394,921
Income tax expense	(4,614,428)	(4,151,650)
Net loss from continuing operations after income tax expense	(3,235,638)	(3,756,729)
Net loss from discontinued operations after income tax expense	(8,080)	(212,813)
Net loss	(3,243,718)	(3,969,542)
Other comprehensive income:
Translation adjustment	(47,417)	133,050
Comprehensive loss	$ (3,291,135)	$ (3,836,492)
Basic loss per share from continuing operations	$ (0.03)	$ (0.03)
Diluted loss per share from continuing operations	(0.03)	(0.03)
Basic loss per share from discontinued operations	0	0
Diluted loss per share from discontinued operations	(0)	(0)
Basic loss per share	(0.03)	(0.03)
Diluted loss per share	$ (0.03)	$ (0.03)
Weighted average number of common shares outstanding - basic	117,910,795	119,794,951
Weighted average number of common shares outstanding - diluted	118,466,588	120,588,044